Statement of Changes in Net Assets Available for Benefits - EBP 078 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 43,938,186	$ 39,637,227
Participant	83,961,899	75,358,359
Participant rollovers	17,882,177	7,229,675
EBP, Change in Net Asset Available for Benefit, Increase from Contribution, Total	145,782,262	122,225,261
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	286,747,600	158,761,389
Interest and dividend income from investments	8,099,385	46,096,002
Increase (decrease) in Plan interest in the AMETEK, Inc. Master Trust	0	15,042,175
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	294,846,985	219,899,566
Interest income on notes receivable from participants	1,692,061	1,340,365
Total additions (reductions), net of investment gain (loss)	442,321,308	343,465,192
Deductions:
Benefits paid to participants	(277,892,627)	(223,920,262)
Administrative expenses	(964,389)	(1,406,628)
Total deductions	(278,857,016)	(225,326,890)
Net increase (decrease)	163,464,292	118,138,302
Asset transfers in due to Plan mergers	153,878,189	30,885,063
Net assets available for benefits:
Beginning of year	1,944,535,515	1,795,512,150
End of year	$ 2,261,877,996	$ 1,944,535,515